Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Amounts recognized in the consolidated income statement
Interest on lease liabilities	€ 4.6	€ 5.6
Depreciation charge	68.6	59.4
Expenses relating to short-term leases	6.7	38.2
Lease charges	€ 79.9	€ 103.2
Lease expense under IAS 17			€ 83.9